Balance Sheet and Reserve Movement of the Company (Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Lease prepayments and other assets	¥ 747,249	¥ 705,456
Property, plant and equipment	12,866,428	13,474,287	¥ 14,383,319
Investment properties	391,266	380,429	405,572
Construction in progress	1,001,118	717,672
Investments accounted for using the equity method	4,452,044	3,688,794
Deferred income tax assets	119,307	103,091	71,045
Non-current assets	19,577,412	19,069,729
Current assets
Inventories	6,597,598	6,159,473
Trade receivables	386,480	414,944
Bills receivable	1,090,479	1,238,620
Other receivables	83,551	165,798
Prepayments	228,269	165,804
Amounts due from related parties	1,975,408	1,290,619
Cash and cash equivalents	7,504,266	5,440,623	1,077,430	¥ 279,198
Time deposits with financial institutions	2,000,000	0
Current assets	19,866,051	14,875,881
Total assets	39,443,463	33,945,610
Equity and liabilities
Share capital	10,814,177	10,800,000
Reserves	17,416,056	13,921,965
Equity attributable to owners of the Company	28,230,233	24,721,965
Non-current liabilities
Deferred income	5,679	0
Total non-current liabilities	5,679	0
Current liabilities
Borrowings	606,157	546,432
Advance from customers	470,865	462,992
Trade payables	1,908,457	2,123,904
Other payables	3,568,817	2,139,378
Amounts due to related parties	3,731,687	3,044,304
Income tax payable	634,745	620,365
Current liabilities	10,922,244	8,942,375
Total liabilities	10,927,923	8,942,375
Total equity and liabilities	39,443,463	33,945,610
The Company [member]
Non-current assets
Lease prepayments and other assets	671,355	623,455
Property, plant and equipment	12,618,633	13,191,911
Investment properties	423,941	413,943
Construction in progress	1,000,924	717,294
Investments in subsidiaries	1,673,120	1,445,620
Investments accounted for using the equity method	3,853,209	3,332,354
Deferred income tax assets	111,929	99,057
Non-current assets	20,353,111	19,823,634
Current assets
Inventories	5,971,505	5,374,425
Trade receivables	2,983	3,562
Bills receivable	795,863	1,097,011
Other receivables	124,875	49,841
Prepayments	211,624	157,771
Amounts due from related parties	1,798,138	1,226,943
Cash and cash equivalents	6,268,493	4,421,143
Time deposits with financial institutions	2,000,000	0
Current assets	17,173,481	12,330,696
Total assets	37,526,592	32,154,330
Equity and liabilities
Share capital	10,814,177	10,800,000
Reserves	17,403,339	13,778,226	¥ 8,737,101
Equity attributable to owners of the Company	28,217,516	24,578,226
Non-current liabilities
Deferred income	5,679	0
Total non-current liabilities	5,679	0
Current liabilities
Borrowings	518,000	632,000
Advance from customers	400,627	431,134
Trade payables	890,459	801,804
Other payables	3,348,432	1,992,421
Amounts due to related parties	3,530,044	3,105,940
Income tax payable	615,835	612,805
Current liabilities	9,303,397	7,576,104
Total liabilities	9,309,076	7,576,104
Total equity and liabilities	¥ 37,526,592	¥ 32,154,330